INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

VIA EDGAR

December 30, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re: Investment Managers Series Trust (filing relates to FAMCO MLP & Energy Infrastructure Fund) (File No. 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) Amendment No. 451 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Investment Company Act of 1940, as amended, relating to Registrant’s FAMCO MLP & Energy Infrastructure Fund series (the “Fund”).

The attached Amendment is being filed for the purpose of changing the fund name and other non-material information contained in the private placement memorandum and statement of additional information for the Fund currently in effect. The Amendment is to become effective on December 31, 2013.

Please direct your comments to Joy Ausili at (626) 914-1360.  Thank you.

Sincerely,

/s/JOY AUSILI

Joy Ausili
Investment Managers Series Trust
Secretary
626-914-1360